Leases - Summary Of Maturity Analysis Of Finance Lease Receivable (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Leases [Line Items]
Total lease payments receivable	€ 114
Unearned finance income	(33)
Total finance lease receivables	81	€ 76	€ 0
Finance lease receivables included in the consolidated statement of financial position
Current	12
Non-current	69	74
Total finance lease receivables	81	€ 76	€ 0
Less than one year
Disclosure of Leases [Line Items]
Total lease payments receivable	15
One to five years
Disclosure of Leases [Line Items]
Total lease payments receivable	58
More than five years
Disclosure of Leases [Line Items]
Total lease payments receivable	€ 41